UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-178057
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 5	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21099
Amendment No. 54	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-12

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
August 2, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on August 2, 2013, pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated August 2, 2013
to the following prospectus(es):
Waddell & Reed Advisors Select Preferred AnnuitySM 2.0 prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), Contract Owners who have elected the 7% Nationwide Lifetime Income Rider ("7% Nationwide Linc Rider") may elect a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide Lifetime Income Rider. As a result, the following changes apply to the prospectus:
(1)	The definition of "Current Income Benefit Base" in the "Glossary of Special Terms" is deleted in its entirety and replaced with the following:
Current Income Benefit Base- For purposes of the 7% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
(2)	The following terms are added to the "Glossary of Special Terms":
Adjusted Roll-up Income Benefit Base- The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Non-Lifetime Withdrawal- For purposes of the 7% Nationwide Lifetime Income Rider, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
(3)	The first paragraph of the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section of the "Synopsis of the Contracts" is deleted in its entirety and replaced with the following:
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.
(4)	The "Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal" subsection of the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section is deleted in its entirety and replaced with the following:
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
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(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(i)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(ii)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the "Non-Lifetime Withdrawal" section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(i)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section; plus
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(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
(5)	The following new subsection is added to the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section:
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide Linc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
(6)	The following new appendix is added to the prospectus:
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Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500
	The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
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PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 11th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 11th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255
	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
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3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
WR-0248-2

Prospectus supplement dated August 2, 2013
to the following prospectus(es):
Waddell & Reed Advisors Select Preferred AnnuitySM 2.0 prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective August 12, 2013, the following funds are available as investment options under the contract:
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility
In addition, effective August 12, 2013, the following funds are available as investment options under the 7% Nationwide Lifetime Income Rider:
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility
In addition, effective August 12, 2013, for contracts that have elected the 7% Nationwide Lifetime Income Rider, the following fund is no longer available to receive transfers or new purchase payments:
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative
In addition, the Combination Enhanced Death Benefit Option is updated to include clarifying disclosure regarding the Fixed Account allocation threshold as it applies to the calculation of the interest anniversary value.
Accordingly, the following changes apply to your prospectus:
1.	The Income Benefit Investment Options section is deleted in its entirety and replaced with the following:
Income Benefit Investment Options
Following is a list of the investment options that are permitted when the 7% Nationwide Lifetime Income Rider is elected. Only the investment options shown are available for election.
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Conservative
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate (only available in contracts for which good order applications were received before May 1, 2013)
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative (Effective August 12, 2013, this fund is no longer available to receive transfers or new purchase payments)
•	Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Note: Some of the investment options listed are funds of funds. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information.
2.	The "Appendix A: Underlying Mutual Funds" is amended to add the following:
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: VOL
WR-0248-3

Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: VOL
Ivy Funds Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: VOL
3.	The second and third paragraphs of the "Combination Enhanced Death Benefit Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
4.	The "Combination Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" section is deleted in its entirety and replaced with the following:
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
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The interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), if the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
For contracts issued prior to August 12, 2013, or the date of state approval (whichever is later), if, after the first Contract Anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value solely due to the application of additional purchase payments, additional withdrawals, or transfers among investment options, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
WR-0248-3

Incorporation by Reference
The prospectus, statement of additional information, and Part C, except as modified by these supplements, that were effective May 1, 2013, previously filed with the Commission under SEC file No. 333-178057, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on August 1, 2013.
Nationwide Variable Account-12
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on August 1, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact